10. Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Weighted average assumptions of share based payment
	Three Month Period Ended		Nine Month Period Ended
	September 30,		September 30,
	2013	2012	2013	2012
Risk free interest rate	2.25%	0.71%	2.25%	0.78%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Expected term (in years)	7	7	7	6.6
Volatility	105.20%	101.57%	105.20%	102.76%

Stock compensation expense
	Three Month Period Ended		Nine Month Period Ended
	September 30,		September 30,
	2013	2012	2013	2012
Research and development costs	$5,893	$6,954	$19,801	$20,441
Sales and marketing costs	1,265	630	2,525	840
General and administrative costs	71,294	42,720	120,608	118,542
Cost of product sales	9,782	6,830	32,853	14,924
Total	$88,234	$57,134	$175,787	$154,747

Summary of stock option activity
	Nine Month Period Ended
	September 30, 2013
		Wtd. Avg.
		Exercise
	Shares	Price
Outstanding at beginning of year	20,329,602	$0.09
Granted	175,000	0.75
Exercised	(355,855)	0.07
Unvested Shares Forfeited	(380,000)	0.12
Expired	(25,000)	0.08
Outstanding at September 30, 2013	19,743,747	$0.09

Stock options exercisable at September 30, 2013	16,261,588	$0.08

	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
		Wtd. Avg.		Wtd. Avg.
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	17,873,227	$0.08	14,564,815	$0.09
Granted	3,150,000	0.12	6,220,873	0.08
Exercised	-	-	-	-
Forfeited	(643,625)	(0.12)	(2,912,461)	(0.08)
Outstanding at end of year	20,379,602	$0.09	17,873,227	$0.08

Stock options exercisable at year end	14,105,066	$0.08	9,667,990	$0.08